FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative Credit Facility and Bonds (Details) SFr in Millions	Oct. 16, 2020 USD ($)	Oct. 15, 2020 USD ($)	Oct. 15, 2020 EUR (€)	Jul. 06, 2020 USD ($)	Jul. 06, 2020 EUR (€)	Jul. 03, 2020 USD ($)	Jul. 03, 2020 CHF (SFr)	Mar. 09, 2020 USD ($)	Dec. 19, 2018 extension_option	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Nov. 25, 2020 USD ($)	Oct. 15, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CHF (SFr)	Nov. 27, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 12,322,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity										5,500,000,000									$ 5,500,000,000
Number of possible extensions | extension_option									2
Borrowings, extension option term									1 year
Borrowings										0				$ 0
Undrawn borrowing facilities										5,500,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity										5,400,000,000							$ 5,400,000,000
0.1 billion Revolving Credit Facility, Due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity														100,000,000
2010 Revolving Multi-currency Letter of Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity												$ 395,000,000								$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving Multi-currency Letter of Credit Facility, Due in 2022
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity																		$ 350,000,000
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount								$ 659,000,000
Notional amount								$ 1,100,000,000		1,100,000,000
Borrowings, interest rate (in percent)								6.25%
Repayments of borrowings, classified as financing activities								$ 725,000,000
Borrowings										0				657,000,000
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr																SFr 225
Repayments of borrowings, classified as financing activities						$ 237,000,000	SFr 225
Borrowings										0				233,000,000
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 600,000,000										€ 600,000,000
Repayments of borrowings, classified as financing activities				$ 319,000,000	€ 282,000,000
Borrowings										0				316,000,000
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount		$ 311,000,000	€ 264,000,000
Notional amount | €											€ 750,000,000
Borrowings, interest rate (in percent)		3.125%											3.125%
Interest paid, classified as investing activities | €			279,000,000
Borrowings		$ 596,000,000								596,000,000			€ 486,000,000	841,000,000
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount		$ 157,000,000	133,000,000
Notional amount | €											€ 500,000,000
Borrowings, interest rate (in percent)		0.95%											0.95%
Interest paid, classified as investing activities | €			€ 134,000,000
Borrowings		$ 448,000,000								448,000,000			€ 365,000,000	558,000,000
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount	$ 1,000,000	$ 242,000,000
Notional amount										500,000,000
Borrowings, interest rate (in percent)		6.125%											6.125%
Interest paid, classified as investing activities		$ 290,000,000
Borrowings		$ 256,000,000								$ 256,000,000				$ 498,000,000